Statement of Cash flows (Details 2) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Offset of loans		₩ (42,000)
Income And Expenses From Operating Activities [Member]
IfrsStatementLineItems [Line Items]
Reclassification of long-term borrowings		2,218,720	₩ 24,960
Reclassification of non-current lease liabilities	1,648,651	1,744,031	1,911,047
Increase in Lease liabilities	414,622	364,731	612,220
Offset of loans		42,000	14,804,782
Reclassification of Investment properties	1,953,094	2,360,275	3,483,371
Reclassification of long-term investment securities	490,680
Conversion of convertible bonds	10,570,818
Recognition of restoration provision	10,352		26,833
Transfer of construction in progress	6,062		9,950
Offset of other receivables			646,380
Loan reassignment: Involvement of the Parent company’s CEO			2,900,000
Payables related to the acquisition of treasury shares			1,000,000
Reclassification of long-term borrowings to capital surplus	₩ 791,950